Statements of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements of income
Net operating revenue	R$ 788,159	R$ 685,559	R$ 571,590
Cost of services rendered	(272,115)	(245,621)	(211,595)
Gross income	516,044	439,938	359,995
Operating revenues (expenses)
General and administrative	(219,916)	(168,596)	(148,148)
Research and development	(93,070)	(73,527)	(64,280)
Selling	(144,735)	(111,008)	(72,393)
Other operating revenue (expenses)	22,787	3,256	(806)
Total operating revenues (expenses)	(434,934)	(349,875)	(285,627)
Income before financial income and taxes	81,110	90,063	74,368
Financial results
Financial income	70,103	50,257	58,421
Financial expenses	(87,280)	(48,176)	(24,028)
Total financial results	(17,177)	2,081	34,393
Income before tax and social contribution	63,933	92,144	108,761
Income tax and social contribution - current	(11,394)	(9,959)	(9,217)
Income tax and social contribution - deferred	(13,663)	(11,130)	(14,699)
Income tax and social contribution expense	(25,057)	(21,089)	(23,916)
Net income for the year	R$ 38,876	R$ 71,055	R$ 84,845
Earnings per share
Basic earnings per share - in Reais per share	R$ 0.2281	R$ 0.4358	R$ 0.5155
Diluted earnings per share - in Reais per share	R$ 0.2228	R$ 0.4301	R$ 0.5111